SHAREHOLDERS' EQUITY - Stock Option Plan - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Options exercisable (in shares)	2,106,944
Options exercisable, weighted average exercise price (in CAD per share)	$ 14.24
Options exercisable, weighted average remaining contractual term	2 months 12 days
Options exercisable, aggregate intrinsic value	$ 0.0	$ 0.0	$ 0.0